Related Party Transactions - Summary of Commissions (Details) - Related Party - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party Transaction [Line Items]
Ceding commission expense	$ 84.2	$ 56.3	$ 225.3	$ 107.4
Profit commission expense	13.1	14.3	23.7	40.0
Total commissions	$ 97.3	$ 70.6	$ 249.0	$ 147.4